Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings (Loss) per share
Schedule of computation of basic and diluted net earnings (loss) per share

	For the years ended
	December 31,
	2016	2017	2018
	US$	US$	US$
Numerator:
Net (loss) Income—basic and diluted	(30,706,599)	(23,660,913)	10,147,465
Deemed dividend from repurchase of Series A Preferred Shares	—	(1,028,055)	—
Net (loss) Income attributable to ordinary shareholders	(30,706,599)	(24,688,968)	10,147,465
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	912,551,946	898,781,587	1,464,257,884
Diluted	912,551,946	898,781,587	1,591,094,630
Net (loss) earnings per share—basic and diluted	(0.03)	(0.03)	0.003

Schedule of instruments excluded from calculation of diluted net (loss) earnings per share

	As of December 31,
	2016	2017	2018
Series A preferred shares	451,612,903	442,174,065	—
Series B preferred shares	423,682,617	423,682,617	—
Series B+ preferred shares	129,616,445	129,616,445	—
Series B-1 preferred shares	119,688,525	119,688,525	—
Series C preferred shares	651,629,045	651,629,045	—
Series D preferred shares	223,478,358	223,478,358	—
Series D-1 preferred shares	—	89,668,956	—
Share options	168,254,075	175,535,767	—
Restricted shares units	—	—	14,495,000
Total	2,167,961,968	2,255,473,778	14,495,000